Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Current assets:
Cash and cash equivalents	$ 4,633,636		$ 294,411
Accounts receivable, net	7,420		60,002
Prepaid expenses and other current assets	625,824		600,114
Total current assets	5,266,880		954,527
Property and equipment, net	968,710		620,497
Right-of-use assets, net	482,323		678,426
Other non-current assets	92,656		55,071
Total assets	6,810,569		2,308,521
Current liabilities:
Accounts payable	549,473		537,445
Accrued expenses	894,807		376,553
Accrued interest payable	130,038
Deferred revenue	271,727		125,852
Notes payable, net	4,176,510		4,176,510
Convertible debt, net	3,938,834
Operating lease liability, current	487,367		576,940
Warrant liability	1,340,028		614,680
Derivative liability	2,044,103
Total current liabilities	13,832,887		6,407,980
Operating lease liability, non-current			103,504
Total liabilities	13,832,887		6,511,484
Commitments and contingencies
Redeemable convertible preferred stock	66,878,708		115,711,805
Stockholders’ deficit:
Additional paid-in capital	63,913,973		10,732,275
Accumulated deficit	(137,815,705)		(130,647,675)
Total Stockholders’ deficit	(73,901,026)		(119,914,768)	$ (95,439,114)
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit	6,810,569		2,308,521
Previously Reported
Current assets:
Cash and cash equivalents			294,411	1,414,866
Accounts receivable, net			60,002	7,440
Prepaid expenses and other current assets			600,114	319,292
Total current assets			954,527	1,741,598
Property and equipment, net			620,497	787,543
Right-of-use assets, net			678,426	236,429
Other non-current assets			55,071	3,807
Total assets			2,308,521	2,769,377
Current liabilities:
Accounts payable			537,445	201,348
Accrued expenses			376,553	372,263
Accrued interest payable				729,885
Deferred revenue			125,852
Notes payable, net			4,176,510
Convertible debt, net				5,531,810
Operating lease liability, current			576,940	253,986
Warrant liability			614,680	582,170
Derivative liability				5,714,957
Total current liabilities			6,407,980	13,386,419
Convertible debt, net - non-current				1,473,597
Operating lease liability, non-current			103,504
Accrued interest payable, non-current				27,858
Total liabilities			6,511,484	14,887,874
Commitments and contingencies
Redeemable convertible preferred stock			115,711,805	83,320,617
Stockholders’ deficit:
Common stock, par value			632	552
Additional paid-in capital			10,732,275	4,221,418
Accumulated deficit			(130,647,675)	(99,661,084)
Total Stockholders’ deficit			(119,914,768)	(95,439,114)
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit			2,308,521	$ 2,769,377
Common Stock Non-Voting
Stockholders’ deficit:
Common stock, par value	74
Common Stock
Stockholders’ deficit:
Common stock, par value	632		$ 632
Los Altos Ventures Corp.
Current assets:
Cash and cash equivalents	13,011	$ 4,077
Total current assets	13,011	4,077
Total assets	13,011	4,077
Current liabilities:
Total current liabilities	52,278	36,700
Total liabilities	52,278	36,700
Note payable - stockholder	45,000	30,000
Accounts payable and accrued expenses	7,278	6,700
Commitments and contingencies
Stockholders’ deficit:
Preferred stock, par value
Common stock, par value	1,000	1,000
Accumulated deficit	(40,267)	(33,623)
Total Stockholders’ deficit	(39,267)	(32,623)
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit	$ 13,011	$ 4,077